SCHEDULE OF DERIVATIVE INSTRUMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative Liabilities
Total
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative Liabilities
Total
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative Liabilities	210,493	1,216,078
Total	$ 210,493	$ 1,216,078